Accounts Receivable, Net - Schedule of Issuance of this Financial Statement (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Issuance of this Financial Statement [Abstract]
Balance at the beginning of the year	$ 1,011,601	$ 1,344,480	$ 204,826
Current period addition	108,775	136,228	1,258,039
Write-off		(309,656)
Reversal	(155,467)	(134,846)
Foreign currency translation adjustment	38,890	(24,605)	(118,385)
Balance at the end of the year	$ 1,003,799	$ 1,011,601	$ 1,344,480